SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.4%
	Banks — 4.1%
	Banks — 4.1%
	Citigroup, Inc.	647,645	$ 45,820,884
			45,820,884
	Capital Goods — 3.0%
	Electrical Equipment — 3.0%
	Vestas Wind Systems A/S	846,005	33,024,042
			33,024,042
	Commercial & Professional Services — 2.3%
	Professional Services — 2.3%
[a]	CACI International, Inc. Class A	103,000	26,277,360
			26,277,360
	Consumer Durables & Apparel — 4.0%
	Household Durables — 4.0%
	Barratt Developments plc	4,681,462	45,020,222
			45,020,222
	Consumer Services — 1.2%
	Hotels, Restaurants & Leisure — 1.2%
[a]	Galaxy Entertainment Group Ltd.	1,634,462	13,083,190
			13,083,190
	Diversified Financials — 8.8%
	Capital Markets — 3.5%
	Charles Schwab Corp.	533,657	38,855,566
	Consumer Finance — 5.3%
	Capital One Financial Corp.	382,358	59,146,959
			98,002,525
	Energy — 8.2%
	Oil, Gas & Consumable Fuels — 8.2%
	Reliance Industries Ltd.	1,992,913	55,029,539
	TotalEnergies SE	813,614	36,809,766
			91,839,305
	Food & Staples Retailing — 2.5%
	Food & Staples Retailing — 2.5%
	Tesco plc	9,015,699	27,805,022
			27,805,022
	Health Care Equipment & Services — 1.1%
	Health Care Technology — 1.1%
[a]	Teladoc Health, Inc.	75,141	12,495,197
			12,495,197
	Insurance — 4.4%
	Insurance — 4.4%
	NN Group N.V.	1,047,946	49,430,712
			49,430,712
	Materials — 10.6%
	Chemicals — 5.6%
	CF Industries Holdings, Inc.	602,439	30,995,486
[a]	OCI N.V.	1,301,962	31,678,809
	Metals & Mining — 5.0%
	Lundin Mining Corp.	2,143,840	19,335,375
	Mineral Resources Ltd.	919,290	37,042,626
			119,052,296
	Media & Entertainment — 9.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Interactive Media & Services — 9.8%
[a]	Alphabet, Inc. Class A	23,059	$ 56,305,236
[a]	Facebook, Inc. Class A	153,509	53,376,614
			109,681,850
	Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
	Biotechnology — 3.5%
	AbbVie, Inc.	342,680	38,599,475
	Pharmaceuticals — 2.4%
	Roche Holding AG	71,626	26,982,159
			65,581,634
	Retailing — 6.2%
	Internet & Direct Marketing Retail — 3.2%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	155,756	35,322,346
	Specialty Retail — 3.0%
	TJX Companies, Inc.	499,007	33,643,052
			68,965,398
	Semiconductors & Semiconductor Equipment — 9.5%
	Semiconductors & Semiconductor Equipment — 9.5%
[a]	Micron Technology, Inc.	337,166	28,652,367
[a]	Qorvo, Inc.	228,693	44,743,785
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,558,114	33,273,318
			106,669,470
	Software & Services — 2.1%
	Information Technology Services — 2.1%
[a]	GDS Holdings Ltd. ADR	303,626	23,831,605
			23,831,605
	Technology Hardware & Equipment — 4.9%
	Technology Hardware, Storage & Peripherals — 4.9%
	Samsung Electronics Co. Ltd.	765,727	54,872,059
			54,872,059
	Telecommunication Services — 7.8%
	Diversified Telecommunication Services — 4.8%
	China Telecom Corp. Ltd.	124,622,045	46,707,385
[a]	Converge ICT Solutions, Inc.	16,520,723	7,682,483
	Wireless Telecommunication Services — 3.0%
[a]	T-Mobile US, Inc.	229,001	33,166,215
			87,556,083
	Total Common Stock (Cost $631,045,467)		1,079,008,854
	Short-Term Investments — 3.8%
[b]	Thornburg Capital Management Fund	4,275,456	42,754,564
	Total Short-Term Investments (Cost $42,754,564)		42,754,564
	Total Investments — 100.2% (Cost $673,800,031)		$1,121,763,418
	Liabilities Net of Other Assets — (0.2)%		(2,515,093)
	Net Assets — 100.0%		$1,119,248,325

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2021
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	28,522,400	7/14/2021	39,456,485	$ —	$ (259,149)
Euro	SSB	Sell	20,378,100	8/18/2021	24,186,393	582,373	—

Total						$582,373	$(259,149)

Net unrealized appreciation (depreciation)						$323,224

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2021 (Unaudited)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$69,189,955	$181,974,725	$(208,410,116)	$-	$-	$42,754,564	$40,852